Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (1,685,306)	$ 1,066,894
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for credit losses	2,386,938
Amortization of intangible assets	2,918,611	1,957,877
Amortization of right-of-use assets	116,000	36,806
Share-based compensation	469,583	223,933
Investment loss from equity method investment	58,982
Interest expenses on loans from related parties	35,438
Deferred income tax	(403,485)
Change in fair value of warrant liabilities	(1,390,543)	336,136
Changes in operating assets and liabilities:
Accounts receivable	(13,894,643)	(703,149)
Prepaid expenses and other receivables	(60,332)	1,028,346
Accounts payable	14,376,127	2,996,498
Accrued expenses and other liabilities	2,148,296	(3,196,882)
Income tax payable	(2,164)	(216,977)
Deferred tax liabilities		332,626
Lease liabilities	(103,287)	(10,810)
Net cash provided by operating activities	4,970,215	3,851,298
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets	(6,300,000)	(8,125,000)
Loan to a related party	(112,847)
Purchase of long-term investment	(61,982)
Net cash used in investing activities	(6,474,829)	(8,125,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs		(213,052)
Repayment of loan from a third party		(199,582)
Loan from a related party	313,401
Repayment of loans from related parties		(429,238)
Cash inflow from reverse recapitalization		1,136,951
Proceeds from PIPE investments	1,190,159	2,600,000
Repayment of sponsor loans		(350,000)
Contribution from a non-controlling shareholder	500,000
Net cash provided by financing activities	2,003,560	2,545,079
Effect of exchange rate changes	37,115
Net change in cash	536,061	(1,728,623)
Cash at the beginning of the period	152,051	2,581,086
Cash at the end of the period	688,112	852,463
SUPPLEMENTAL SCHEDULE OF NON-CASH ITEMS
Lease liabilities arising from obtaining right-of-use assets	788,061	799,450
Net assets acquired from reverse recapitalization		7,504,745
Financing funds received by a third party on behalf of the Group		2,900,000
Conversion from Convertible Promissory Notes		5,020,253
Offering costs recognized as additional paid-in capital		$ 1,030,923